Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividend per share, declared	$ 0.08	$ 0.05	$ 0.04
Common stock dividend per share, paid	$ 0.08	$ 0.05	$ 0.04